Current Taxes and Deferred Taxes - Income Tax (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expense:
Current year taxes	$ 232,404	$ 143,136	$ 105,024
Tax from previous period	(331)	2,574	(1,401)
Subtotal	232,073	145,710	103,623
(Credit) charge for deferred taxes:
Origin and reversal of temporary differences	(58,733)	11,435	20,043
Effect of changes in tax rate			(5,729)
Subtotal	(58,733)	11,435	14,314
Other	321	2,623	(2,576)
Net charge to income for income taxes	$ 173,661	$ 159,768	$ 115,361
Tax Rate	27.00%	27.00%	25.50%